Commitments and Contingencies - Summary of Future Commitments (Details) $ in Thousands	Jun. 30, 2020 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2021	$ 8,781
2022	8,497
2023	7,991
2024	8,353
2025	8,306
Thereafter	21,262
Total minimum lease payments	$ 63,190